BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS
Schedule of changes in the balances of bank borrowings

	As of December 31,
	2012	2013
	RMB	RMB

Beginning balance as of January 1	—	—
Principal of bank borrowings during the year	—	448,671
Payment of financing cost	—	(8,557)
Accrued interest expenses and amortization of debt discount	—	12,849
Repayment of principle during the year	—	(223,040)
Payment of interest during the year	—	(8,360)
Exchange differences	—	(3,624)
Ending balances as of December 31	—	217,939

Including:
Current	—	4,056
Non-current	—	213,883
Ending balances as of December 31	—	217,939